Other items from operating activities - Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other non-current assets
Loans and advances	$ 2,107	$ 2,458	$ 1,982
Other non-current financial assets related to operational activities	312	287	332
Other	378	65	101
TOTAL	2,797	2,810	2,415
Gross value/Cost
Other non-current assets
Loans and advances	2,364	2,731	2,248
Other non-current financial assets related to operational activities	312	287	332
Other	378	65	101
TOTAL	3,054	3,083	2,681
Valuation allowance/Cumulative impairments
Other non-current assets
Loans and advances	(257)	(273)	(266)
TOTAL	$ (257)	$ (273)	$ (266)